Bonds and financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Bonds and financing
Bonds and financing at beginning of period		R$ 831,226		R$ 793,341
Additions		250,000	[1]	500,000	[2]
Payment of interest		(92,500)	[3]	(24,922)	[4]	R$ (49,404)
Payment of principal		(255,644)	[3]	(477,741)	[4]
Interest accrued		108,896		43,549
Transaction cost of bonds		1,018		(3,000)
Transfers		0		0
Bonds and financing at end of period		842,996		831,226		793,341
Current liabilities
Bonds and financing
Bonds and financing at beginning of period		281,491		502,882
Additions		0	[1]	0	[2]
Payment of interest		(92,500)	[3]	(24,922)	[4]
Payment of principal		(255,644)	[3]	(477,741)	[4]
Interest accrued		108,896		43,549
Transaction cost of bonds		1,018		(993)
Transfers		50,518		238,717
Bonds and financing at end of period		93,779		281,491		502,882
Current Bonds with Related Parties [member]
Bonds and financing
Bonds and financing at beginning of period		264,673		502,743
Additions		0	[1]	0	[2]
Payment of interest		(33,921)	[3]	(24,873)	[4]
Payment of principal		(254,885)	[3]	(477,564)	[4]
Interest accrued		36,573		25,859
Transaction cost of bonds		0		0
Transfers		50,885		238,509
Bonds and financing at end of period		63,325		264,673		502,743
Current Bonds [Member]
Bonds and financing
Bonds and financing at beginning of period		16,581		0
Additions		0	[1]	0	[2]
Payment of interest		(58,425)	[3]	0	[4]
Payment of principal		0	[3]	0	[4]
Interest accrued		72,298		17,574
Transaction cost of bonds		1,018		(993)
Transfers		(1,018)		0
Bonds and financing at end of period		30,454		16,581		0
Current Financing [member]
Bonds and financing
Bonds and financing at beginning of period		237		139
Additions		0	[1]	0	[2]
Payment of interest		(154)	[3]	(49)	[4]
Payment of principal		(759)	[3]	(177)	[4]
Interest accrued		25		116
Transaction cost of bonds		0		0
Transfers		651		208
Bonds and financing at end of period		0		237		139
Non-current liabilities
Bonds and financing
Bonds and financing at beginning of period		549,735		290,459
Additions		250,000	[1]	500,000	[2]
Payment of interest		0	[3]	0	[4]
Payment of principal		0	[3]	0	[4]
Interest accrued		0		0
Transaction cost of bonds		0		(2,007)
Transfers		(50,518)		(238,717)
Bonds and financing at end of period		749,217		549,735		290,459
Non-current Bonds with Related Parties [member]
Bonds and financing
Bonds and financing at beginning of period	[4]	51,091		289,600
Additions		250,000	[1]	0	[4]
Payment of interest		0	[3]	0	[4]
Payment of principal		0	[3]	0	[4]
Interest accrued		0		0	[4]
Transaction cost of bonds		0		0
Transfers		(50,885)		(238,509)	[4]
Bonds and financing at end of period		250,206		51,091	[4]	289,600	[4]
Non-current Bonds [Member]
Bonds and financing
Bonds and financing at beginning of period		497,993		0
Additions		0	[1]	500,000	[2]
Payment of interest		0	[3]	0	[4]
Payment of principal		0	[3]	0	[4]
Interest accrued		0		0
Transaction cost of bonds		0		(2,007)
Transfers		1,018		0
Bonds and financing at end of period		499,011		497,993		0
Non-current Financing [member]
Bonds and financing
Bonds and financing at beginning of period		651		859
Additions		0	[1]	0	[2]
Payment of interest		0	[3]	0	[4]
Payment of principal		0	[3]	0	[4]
Interest accrued		0		0
Transaction cost of bonds		0		0
Transfers		(651)		(208)
Bonds and financing at end of period		R$ 0		R$ 651		R$ 859

[1]	On September 28, 2022, the Company issued simple debentures not convertible into shares, subject to remunerative interest of 100% of the CDI, plus a spread of 2.40% per year, in the total amount of R$250,000. The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, whose average term has become 37 months.
[2]	On August 6, 2021, the Company´s subsidiary Somos Sistemas de Ensino S.A. issued R$ 500 million in simple debentures not convertible into shares, subject to compensatory interest of 100% of DI Interest Deposit rate (CDI), plus spread of 2.30% per year. The debentures are aimed at reinforcing the Company’s capital structure and elongating the debt maturity profile, which average maturity now stands at 35 months.
[3]	We present below the composition of interest and principal payments considering the issues made:
[4]	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO. On May 31, 2021, the Company partially settled bonds with related parties amounting to R$ 188,000, of principal of the 7th issuance single series. On August 6, 2021, the Company settled the remaining 7th issuance with related parties in the amounts of R$189,564 and R$5,871, as principal and interest. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 2,029 and 6th Issuance, 2nd series – R$ 4,758. Regarding the financing with Banco de Desenvolvimento de Minas Gerais SA - BDMG, the Company pays monthly the amount of R$ 15 and R$ 4, respectively, of principal and interest, totaling on December 31, 2021 an amount of R$177 and R$49, respectively, of principal and interest.